UNITED STATES



                SECURITIES AND EXCHANGE COMMISSION



Washington, D.C. 20549











FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2











1 . Name and address of issuer:



SPDR Series Trust



c/o State Street Bank and Trust Company.



One Lincoln Street



Boston, MA  02111


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/












































3. Investment Company Act File Number:



811-08839


     Securities Act File Number



333-57793






4(a).  Last day of fiscal year for which this Form is filed:



06/30/2008






4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)
//











4(c). Check box if this is the last time the issuer will be filing this Form.
//













5.  Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$33,543,739,200



(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:

                      $27,174,232,936




(iii)
Aggregate price of securities redeemed or repurchased


during any prior fiscal year ending no earlier than October

11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                         $0




(iv)
Total available redemption credits [add Item 5(ii) and 5(iii)]:

$(27,174,232,936)




(v)
Net sales - If Item 5(i) is greater than Item 5(iv)


[subtract Item 5(iv) from Item 5(i)]:

$6,369,506,264




(vi)
Redemption credits available for use in future years

                                            $0

if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration fee (See


Instruction C.9):
X
$0.0000393




(viii)
Registration fee due [multiply Item 5(v) by Item


 5(vii)] (enter 'O' if no fee is due):
=
$250,321.60








6. Prepaid Shares


If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:







7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):




+
$0




8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

=
$250,321.60







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/18/08




Method of Delivery:


/x/ Wire Transfer


     Mail or other means






















SIGNATURES





This report has been signed below by the following persons on behalf of the SPDR Series Trust and in the capacities and on the dates indicated.



By (Signature and Title.)
   /s/ Matthew W. Flaherty



Matthew W. Flaherty



Assistant Treasurer






Date: 9/18/08